Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Plan investment funds managed by insurance companies
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Beginning balance		$ 6.5
Realized interest credited to fund		0.0
Contribution during the period		2.2
Amount paid towards claim		(0.9)
Ending Balance		$ 7.8
Other Funds
Defined Benefit Plan Disclosure [Line Items]
Beginning balance | ₨	₨ 404.0		₨ 378.6
Realized interest credited to fund | ₨	0.0		31.5
Contribution during the period | ₨	140.8		131.5
Amount paid towards claim | ₨	(55.6)		(137.6)
Ending Balance | ₨	₨ 489.2		₨ 404.0